Schedule of Subsidiaries (Details) - Subsidiaries [member]	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Name of Subsidiary	Moboom USA Inc
Principal activity	Dormant
Place of incorporation and operation	USA
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%
Proportion of ownership interest and voting power held by the Group	100.00%	100.00%